Dec. 01, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS CROCI® International Fund

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	8/2/1999	-19.55	-1.33	4.33
After tax on distributions		-20.12	-2.59	3.49
After tax on distributions and sale of fund shares		-11.03	-1.20	3.39
Class T before tax	6/5/2017	-16.71	-0.68	4.72
Class C before tax	12/29/2000	-15.26	-0.91	4.15
INST Class before tax	12/29/2000	-14.38	0.15	5.34
Class S before tax	6/18/1953	-14.43	0.08	5.24
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)		-14.78	-0.61	5.50
Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (reflects no deduction for fees, expenses or taxes)		-13.79	0.53	6.32
MSCI EAFE US Dollar Hedged Index (reflects no deduction for fees, expenses or taxes)		-8.96	4.64	8.09

	Class Inception	1 Year	Since Inception
Class R6 before tax	12/1/2014	-14.30	-0.15
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)		-14.78	-0.25
Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (reflects no deduction for fees, expenses or taxes)		-13.79	1.02
MSCI EAFE US Dollar Hedged Index (reflects no deduction for fees, expenses or taxes)		-8.96	1.17

The MSCI EAFE® Value Index has replaced the MSCI EAFE® Index as the fund's primary benchmark index, and will no longer serve as the fund's secondary benchmark index. The Advisor believes that the MSCI EAFE® Value Index better represents the fund's investment strategy and is therefore more suitable for performance comparison. On April 5, 2019, the MSCI EAFE® Value Index replaced the MSCI EAFE® US Dollar Hedged Index as the fund's comparative secondary benchmark index because the Advisor believes the MSCI EAFE® Value Index is more consistent with the fund's investment approach.